EQUITY (Tables)	12 Months Ended
Jun. 30, 2026
Equity [abstract]
Stated share capital

	2026	2025	2024

Number of shares
Authorised number of ordinary shares of no par value	1,500,000,000	1,500,000,000	1,500,000,000
Authorised and issued number of cumulative preference shares of 10 cents each[1]	5,000,000	5,000,000	5,000,000
Reconciliation of issued number of ordinary shares:
Ordinary shares issued at the beginning of the year	864,588,711	864,588,711	864,588,711
Issued in terms of employee share schemes[2]	2,808,988	—	—
Ordinary shares issued at the end of the year[3]	867,397,699	864,588,711	864,588,711
Number of treasury shares held within group (a)	—	2,153,302	3,090,081
[1] Randgold and Exploration Company Limited owns 100% of the cumulative preference shares. The holders of cumulative preference shares do not have voting rights unless any preference dividend is in arrears for more than six months.
2On 27 August 2025, 1,726,955 new ordinary shares were issued in terms of the DSP scheme grant. A further 1,082,033 new ordinary shares were issued in terms of the ELTI scheme on 20 October 2025, for the purposes of settling the conditional shares vesting on
19 October 2025.
[3]Subsequent to year end, 1,358,826 new ordinary shares were issued in terms of the DSP scheme grant on 2 September 2026.

Dividends

Amounts in R million	2026	2025	2024

Dividends paid during the year net of treasury shares:
Final dividend declared relating to prior year: 40 SA cents per share (2025: 20 SA cents per share; 2024: 65 SA cents per share)	345.7	172.3	559.4
Interim dividend: 50 SA cents per share (2025: 30 SA cents per share; 2024: 20 SA cents per share)	433.6	258.7	172.3
Total	779.3	431.0	731.7